9. Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Taxes Tables
Income tax reconciliation
	2015	2014
Loss before income taxes	$(1,087,289)	$(232,956)
Statutory tax rate	26.5%	26.5%
Expected income tax (recovery)	$(288,000)	$(62,000)
Non-deductible items	197,000	1,000
Change in valuation allowance	91,000	61,000
Total income taxes (recovery)	$-	$-

Deferred tax asset
	2015	2014
Net operating loss carry forwards	$242,000	$187,000
Equipment and leasehold improvements	30,000	-
Valuation allowance	(272,000)	(187,000)
Net deferred tax asset	$-	$-

Operating loss carry forwards
Expiry
2029	$65,000
2030	83,000
2031	28,000
2032	81,000
2033	91,000
2034	242,000
2035	323,000
Total	$913,000